SEGMENT INFORMATION (Entity-Wide Disclosures on Geographic Areas) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	$ 3,878	$ 3,189	$ 2,918
Concentration Risk, Customer	No customer represented 10 percent or more of our total net revenue	No customer represented 10 percent or more of our total net revenue	No customer represented 10 percent or more of our total net revenue
Long-lived assets:	$ 870	$ 819
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	1,398	1,054	$ 1,009
Long-lived assets:	310	280
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	710	608	572
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	342	338	323
Long-lived assets:	222	234
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets:	72	73
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets:	145	106
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue	1,428	1,189	$ 1,014
Long-lived assets:	$ 121	$ 126